Note 26 - Subsequent Events	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
26	Subsequent events

26.1	Put options

In October 2024 the Company purchased the below put options to hedge its gold price risk:

Purchase date	Ounces hedged	Strike price	Period of hedge
October 4, 2024	12,000 oz (4,000 p.m.)	$2,600	October to December 2024

The Asian put options were entered into to protect the Company against gold prices lower than the strike price over the period hedged. The options are “out-of-the-money" put options which lock in a minimum price over the number of ounces that are subject to the hedge for an initial option price. These arrangements carry no further financial obligations, such as margin calls.

26.2	Dividends

Dividends of $2.7 million were declared by the Company during November 2024 and will be paid in December 2024.